Business Combination	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about business combination [abstract]
Business Combination
5.	BUSINESS COMBINATION
As previously outlined in Note 1 — General Information, the Company underwent a Business Combination with Maxpro on March 29, 2023. The Business Combination was effected through the issuance of shares of Apollomics to Maxpro stockholders.

Upon the closing of the Business Combination, the following occurred:

•
Each Apollomics ordinary share assumed outstanding immediately prior to the closing of the Business Combination, which totaled 401,804,327 shares (other than the exercise of stock option), was exchanged for the right to receive 0.0717 shares of post-closing Apollomics Ordinary Shares (the “Exchange Ratio”). The resulting issuance totaled 28,800,932 shares of Apollomics Class A Ordinary Shares.

No Class B Ordinary Share is transferable, except to certain permitted transferees, until the earlier of (i) six (6) months after the Closing Date, which is September 29, 2023, or (ii) in the event that a definitive agreement that contemplates a change of control of is entered into, immediately prior to the consummation of such Change of Control (the “Class B Lock-Up Period”), subject to the conditions set forth in the memorandum and articles of association (“MAA”). Class B Ordinary Shares will be automatically converted into Class A Ordinary Shares on a one-to-one basis upon the end of the Class B Lock-Up Period, provided that the Board may approve such conversion prior to the end of the Class B Lock-Up Period.

•
In connection with the Business Combination, Apollomics entered into the PIPE Financing with certain accredited investors for an aggregate of 230,000 Class B Ordinary Shares at a price of $10.00 per share, 2,135,000 Series A Preferred Shares at a price of $10.00 per share and 57,500 Penny Warrants to purchase Class A Ordinary shares, for a total of $23.7 million.

•
Each share of Maxpro Class A Common Stock (consisting of
non-redeemable
Common Stock and redeemable Common Stock that was not redeemed at closing) assumed outstanding immediately prior to the closing of the Business Combination was exchanged for, on a one-for-one
basis, shares of Apollomics Class A Ordinary Shares.

•
Each share of Maxpro Class B Common Stock (consisting of
non-redeemable
Common Stock
)
assumed outstanding immediately prior to the closing of the Business Combination was exchanged for, on a one-for-one
basis, shares of Apollomics Class A Ordinary Shares.

•
In connection with the Business Combination, Maxpro’s stockholders redeemed 10,270,060 out of the 10,350,000 public shares available, representing 99.2% of Maxpro’s public float, which resulted in Apollomics receiving nominal cash in connection with the Business Combination other than through the PIPE Financing. At closing of the Business Combination, 10,350,000 Maxpro public warrants and 464,150
Maxpro private warrants outstanding were assumed by Apollomics and recorded as a warrant liability on the Company’s condensed consolidated statement of financial position. The warrant liability will be remeasured each reporting period until the earlier of the warrant expiration date or the warrant exercise date.
The Private Warrants or Extension Warrants (including the Class A Ordinary Shares issuable upon exercise of any of such warrants) can not be transferred, assigned or sold until September 29, 2023, the date that is six months after the Closing Date, pursuant to the Lock-Up Agreement effective at the Closing Date.

•
Maxpro had a promissory note payable to the Maxpro Sponsor with a principal balance of $1.5 million immediately prior to the closing of the Business Combination. The unpaid principal amount was converted into 155,250 shares of Apollomics Class A Ordinary Shares and 155,250 private warrants upon the closing of the Business Combination.

The warrants were recorded as a warrant liability on the Company’s condensed consolidated statement of financial position. The warrant liability will be remeasured each reporting period until the earlier of the warrant expiration date or the warrant exercise date.

•
Each Maxpro warrant issued and outstanding immediately prior to the closing of the Business Combination was assumed by Apollomics and became exercisable, on a one-for-one
basis, for Apollomics Class A Ordinary Shares.

•
Prior to the closing of the Business Combination, one Apollomics stock option holder elected to exercise all of such holder’s options, resulting in the issuance of 435,833
shares of Apollomics Class A Common Stock, which upon the closing of the Business Combination, were canceled and exchanged for the right to receive
.0717 shares of Apollomics Class A Ordinary

S
hares per share of Apollomics Class
A Common Stock, which resulted in the issuance of 31,240
shares of Apollomics Class A Ordinary Shares. In addition, each outstanding option to purchase a Pre-Closing Apollomics Ordinary Share, whether vested or unvested, immediately prior to the Merger, was also adjusted such that each option (i) has the right to acquire a number of Apollomics Class B Shares equal to (as rounded down to the nearest whole number) the product of (A) the number of Pre-Closing Apollomics Ordinary Shares which the option had the right to acquire immediately prior to the Share Split, multiplied by (B) the Exchange Ratio; and (ii) have an exercise price equal to (as rounded up to the nearest whole cent) the quotient of (A) the exercise price of the option immediately prior to the Share Split, divided by (B) the Exchange
Ratio.

The net proceeds from the PIPE Financing and Business Combination, totaled $
20.2
 million.
The following table presents the total Apollomics common stock outstanding immediately after the closing of the Business Combination:

Number of Shares
Exchange of Maxpro Class A common stock for post-closing Apollomics Class A ordinary shares	490,025
Exchange of Maxpro Class B common stock for post-closing Apollomics Class A ordinary shares	2,587,500
Exchange of Maxpro Class A common stock subject to possible redemption that was not redeemed for post-closing Apollomics Class A ordinary shares	79,940
Issuance of post-closing Apollomics Class A ordinary shares to Maxpro Sponsor in connection with conversion of a convertible promissory note	155,250

Subtotal — Business Combination, net of redemptions	3,312,715
Issuance of post-closing Apollomics Class B ordinary shares to PIPE Investors	230,000
Conversion of pre-closing Apollomics convertible preferred shares (converted into pre-closing Apollomics ordinary shares prior to the Business Combination) into Post-Closing Apollomics Ordinary Shares	54,420,964
Issuance of Post-Closing Apollomics Ordinary Shares in connection with the Business Combination due to exercise of pre-closing Apollomics stock options prior to the Business Combination	31,240

Total — Post-Closing Apollomics Ordinary Shares outstanding as a result of Business Combination, PIPE Financing, conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares, and issuance of shares upon Closing due to pre-Closing exercise of stock options (note i)	57,994,919

Note i:
In addition to the 57,994,919 shares specified above, the following shares were included in the total 89,480,804 Post-Closing Apollomics Ordinary Shares outstanding as of June 30, 2023 on the consolidated statement of changes in stockholders’ deficit
 (of the total Post-Closing Apollomics Ordinary Shares outstanding, 80,383,133 were class A ordinary shares and 9,097,671 were class B ordinary shares):
1) 28,800,932 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exchange of all
Pre-Closing
Apollomics Ordinary Shares
outstanding as of December 31, 2022 at the Exchange Ratio 2) 2,668,750 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the conversion of Post-Closing Apollomics Series A Preferred Shares into Post-Closing Apollomics Class A Ordinary Shares in May 2023 at a conversion ratio of 1 to 1.25 3) 16,202 Post-Closing Apollomics Ordinary Shares were outstanding as a result of the exercise of stock options in April 2023

As
Maxpro did not meet the definition of a business in accordance with IFRS 3 (“Business Combinations”), the transaction was accounted for within the scope of IFRS 2 (“Share-based Payment”) as a share-based payment transaction in exchange for a public listing service. As such, the fair value of Apollomics shares transferred to Maxpro stockholders in excess of the net identifiable assets of Maxpro represents compensation for the service of a stock exchange listing for its shares and is accounted for as an expense in post-closing Apollomics at the consummation of the Business Combination. The net identifiable assets of Maxpro were stated at historical cost, with no goodwill or other intangible assets recorded. Apollomics was deemed to be both the legal and accounting acquirer given that subsequent to the Business Combination:

•	Apollomics’ shareholders have a majority of the voting power of post-closing Apollomics;

•	Apollomics’ operations comprise all of the ongoing operations of post-closing Apollomics;

•	Apollomics controls a majority of the governing body of post-closing Apollomics;

•	Apollomics’ senior management comprise all of the senior management of post-closing Apollomics.
Un
der IFRS 2, Apollomics recorded a
one-time
share-based expense of US$
45.5

million at the closing of the Business Combination that was calculated based on the excess of the fair value of Apollomics over the fair value of the identifiable net assets of Maxpro that were acquired. The amount of Maxpro’s identifiable net assets acquired at Closing were as follows:

Cash and cash equivalents	954
Notes payable — sponsor	(1,999)
Accrued liabilities	(1,056)
Deferred underwriting compensation	(3,623)

Total Maxpro identifiable net liabilities at fair value	(5,724)
The net assets of Maxpro are stated at fair value with no goodwill or other intangible assets recorded. The IFRS 2 listing expense was calculated as follows:

	Per Share Value (at March 29, 2023)	Shares (in thousands)	Fair Value (in thousands)
Maxpro public stockholders	$10.81	10,350	$111,884
Sponsor parties	10.81	3,207	34,668
Underwriter shares	10.81	26	281
Maxpro private warrants	0.12	619	74
Maxpro public warrants	0.12	10,350	242
Redemptions of Maxpro class A common stock	10.55	(10,270)	(108,349)

		14,282	39,800

Net liabilities of Maxpro			(5,724)

IFRS 2 Listing Expense			$45,524